GENERAL INFORMATION (Details Narrative) - shares	Aug. 28, 2017	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2021	Jul. 25, 2017
Restructuring Cost and Reserve [Line Items]
Common stock, issued		5,260,515,892	4,735,210,360	3,229,426,884
Robotic Assistance Devices L L C [Member]
Restructuring Cost and Reserve [Line Items]
Common stock, issued					10,000
Robotic Assistance Devices L L C [Member] | Series E Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Number of shares issued under acquisition	3,350,000
Robotic Assistance Devices L L C [Member] | Series F Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Number of shares issued under acquisition	2,450